Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangibles	$ 4,412	$ 4,428	$ 8,800	$ 9,100	$ 9,100
Impairment of intangible assets	0	0	0	0	0
General and Administrative Expenses
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangibles			0	71	64
Research and Development
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangibles	68	81	100	200	0
Sales and Marketing
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangibles	2,136	2,139	4,300	4,400	5,000
Cost of Revenue – License
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangibles	2,016	2,016	4,000	4,000	3,700
Cost of Revenue – Subscription
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangibles	$ 192	$ 192	$ 400	$ 400	$ 400